FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments
July 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Banks — 12.8%
585,024	Bank of America Corp. (a)	$23,582,317
322,433	East West Bancorp, Inc. (a)	28,338,636
640,678	Fifth Third Bancorp (a)	27,126,307
117,695	JPMorgan Chase & Co. (a)	25,045,496
156,624	M&T Bank Corp. (a)	26,965,954
1,220,423	Regions Financial Corp. (a)	27,300,863
		158,359,573
	Chemicals — 2.0%
316,002	CF Industries Holdings, Inc. (a)	24,139,393
	Communications Equipment — 1.9%
488,541	Cisco Systems, Inc. (a)	23,669,811
	Consumer Finance — 10.4%
100,273	American Express Co. (a)	25,373,080
168,915	Capital One Financial Corp. (a)	25,573,731
181,952	Discover Financial Services (a)	26,199,269
1,109,645	SLM Corp. (a)	25,177,845
519,522	Synchrony Financial (a)	26,386,522
		128,710,447
	Financial Services — 12.4%
561,838	Equitable Holdings, Inc. (a)	24,501,755
318,260	Jackson Financial, Inc., Class A (a)	28,025,976
50,795	Mastercard, Inc., Class A (a)	23,554,149
1,080,068	MGIC Investment Corp. (a)	26,828,889
746,211	Radian Group, Inc. (a)	27,684,428
83,943	Visa, Inc., Class A (a)	22,301,137
		152,896,334
	Ground Transportation — 2.2%
132,094	Old Dominion Freight Line, Inc. (a)	27,763,517
	Health Care Providers & Services — 1.9%
43,224	Elevance Health, Inc. (a)	22,996,465
	Household Durables — 6.5%
162,250	D.R. Horton, Inc. (a)	29,193,642
143,090	Garmin Ltd. (a)	24,504,163
152,440	Lennar Corp., Class A (a)	26,971,209
		80,669,014
	Insurance — 6.0%
257,645	Aflac, Inc. (a)	24,574,180
87,304	Chubb Ltd. (a)	24,066,221
224,426	Hartford Financial Services Group (The), Inc. (a)	24,893,332
		73,533,733
	IT Services — 4.1%
74,774	Accenture PLC, Class A (a)	24,721,780
338,056	Cognizant Technology Solutions Corp., Class A (a)	25,584,078
		50,305,858
	Machinery — 6.1%
414,921	Mueller Industries, Inc. (a)	29,434,496

FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
218,028	PACCAR, Inc. (a)	$21,510,643
86,615	Snap-on, Inc. (a)	24,861,103
		75,806,242
	Media — 4.1%
784,206	Interpublic Group of (The) Cos., Inc. (a)	25,227,907
255,360	Omnicom Group, Inc. (a)	25,035,494
		50,263,401
	Metals & Mining — 5.9%
146,615	Nucor Corp. (a)	23,889,448
81,953	Reliance, Inc. (a)	24,959,606
180,236	Steel Dynamics, Inc. (a)	24,011,040
		72,860,094
	Oil, Gas & Consumable Fuels — 9.7%
474,974	California Resources Corp. (a)	24,432,662
280,302	Chesapeake Energy Corp. (a)	21,395,452
189,287	EOG Resources, Inc. (a)	24,001,592
208,589	Exxon Mobil Corp. (a)	24,736,569
928,567	Magnolia Oil & Gas Corp., Class A (a)	25,294,165
		119,860,440
	Semiconductors & Semiconductor Equipment — 6.8%
98,134	Applied Materials, Inc. (a)	20,824,035
28,286	KLA Corp. (a)	23,281,358
21,995	Lam Research Corp. (a)	20,262,674
108,708	QUALCOMM, Inc. (a)	19,670,712
		84,038,779
	Software — 1.7%
51,356	Microsoft Corp. (a)	21,484,783
	Specialty Retail — 1.9%
152,311	Williams-Sonoma, Inc. (a)	23,559,466
	Technology Hardware, Storage & Peripherals — 2.0%
111,342	Apple, Inc. (a)	24,726,831
	Textiles, Apparel & Luxury Goods — 1.4%
237,733	NIKE, Inc., Class B (a)	17,796,692
	Total Common Stocks	1,233,440,873
	(Cost $1,093,596,865)
MONEY MARKET FUNDS — 0.3%
3,564,854	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (b)	3,564,854
	(Cost $3,564,854)
	Total Investments — 100.1%	1,237,005,727
	(Cost $1,097,161,719)

FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.2)%
	Call Options Written — (0.2)%
(324)	S&P 500 Weeklys	$(178,857,720)	$5,460.00	08/02/24	$(2,793,528)
	(Premiums received $1,774,889)
	Net Other Assets and Liabilities — 0.1%				1,450,942
	Net Assets — 100.0%				$1,235,663,141

(a)	All or a portion of this security is held as collateral for the options written. At July 31, 2024, the value of these securities amounts to $58,794,995.
(b)	Rate shown reflects yield as of July 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,233,440,873	$1,233,440,873	$—	$—
Money Market Funds	3,564,854	3,564,854	—	—
Total Investments	$1,237,005,727	$1,237,005,727	$—	$—

LIABILITIES TABLE
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,793,528)	$(2,793,528)	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments
July 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.1%
	Air Freight & Logistics — 0.9%
9,037	Expeditors International of Washington, Inc. (a)	$1,127,998
	Automobile Components — 2.0%
9,841	Lear Corp. (a)	1,200,996
28,706	Phinia, Inc. (a)	1,283,158
		2,484,154
	Automobiles — 1.0%
21,159	Winnebago Industries, Inc. (a)	1,322,861
	Banks — 16.4%
29,474	Bank OZK (a)	1,382,036
41,496	Cadence Bank (a)	1,363,973
32,857	Citizens Financial Group, Inc. (a)	1,402,008
23,901	Comerica, Inc. (a)	1,310,014
15,947	East West Bancorp, Inc. (a)	1,401,582
87,879	Eastern Bankshares, Inc. (a)	1,462,307
31,682	Fifth Third Bancorp (a)	1,341,416
65,356	First BanCorp (a)	1,401,886
90,454	Huntington Bancshares, Inc. (a)	1,352,287
20,761	International Bancshares Corp. (a)	1,400,122
13,427	Popular, Inc. (a)	1,378,013
60,349	Regions Financial Corp. (a)	1,350,007
30,580	Synovus Financial Corp. (a)	1,429,615
12,155	Wintrust Financial Corp. (a)	1,315,171
27,697	Zions Bancorp N.A. (a)	1,431,104
		20,721,541
	Building Products — 3.9%
13,578	A.O. Smith Corp. (a)	1,154,673
6,907	Advanced Drainage Systems, Inc. (a)	1,222,815
6,429	Owens Corning (a)	1,198,237
9,842	UFP Industries, Inc. (a)	1,298,455
		4,874,180
	Capital Markets — 0.9%
50,040	Franklin Resources, Inc. (a)	1,144,415
	Chemicals — 1.9%
15,627	CF Industries Holdings, Inc. (a)	1,193,747
7,721	Westlake Corp. (a)	1,141,627
		2,335,374
	Construction & Engineering — 1.8%
3,611	Comfort Systems USA, Inc. (a)	1,200,368
2,997	EMCOR Group, Inc. (a)	1,125,194
		2,325,562
	Consumer Finance — 3.0%
28,689	Ally Financial, Inc. (a)	1,291,292
54,870	SLM Corp. (a)	1,245,000
25,690	Synchrony Financial (a)	1,304,795
		3,841,087
	Diversified Consumer Services — 1.1%
54,715	Perdoceo Education Corp. (a)	1,356,385

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components — 1.0%
50,978	Vishay Intertechnology, Inc. (a)	$1,239,275
	Energy Equipment & Services — 3.2%
58,767	Atlas Energy Solutions, Inc. (a)	1,248,211
22,829	Cactus, Inc., Class A (a)	1,440,967
112,004	Select Water Solutions, Inc. (a)	1,323,887
		4,013,065
	Entertainment — 0.9%
42,564	Endeavor Group Holdings, Inc., Class A (a)	1,167,105
	Financial Services — 7.0%
38,518	Corebridge Financial, Inc. (a)	1,138,207
27,783	Equitable Holdings, Inc. (a)	1,211,617
20,181	Essent Group Ltd. (a)	1,268,174
15,739	Jackson Financial, Inc., Class A (a)	1,385,976
53,408	MGIC Investment Corp. (a)	1,326,655
36,900	Radian Group, Inc. (a)	1,368,990
15,680	Voya Financial, Inc. (a)	1,140,406
		8,840,025
	Food Products — 1.1%
19,607	Cal-Maine Foods, Inc. (a)	1,403,273
	Ground Transportation — 0.9%
6,275	Landstar System, Inc. (a)	1,193,819
	Hotels, Restaurants & Leisure — 1.0%
16,752	Monarch Casino & Resort, Inc. (a)	1,311,347
	Household Durables — 8.8%
14,279	Century Communities, Inc. (a)	1,495,154
42,124	Ethan Allen Interiors, Inc. (a)	1,300,368
7,075	Garmin Ltd. (a)	1,211,594
5,774	Installed Building Products, Inc. (a)	1,561,001
16,196	KB Home (a)	1,394,152
7,131	Meritage Homes Corp. (a)	1,446,666
10,241	PulteGroup, Inc. (a)	1,351,812
9,753	Toll Brothers, Inc. (a)	1,391,850
		11,152,597
	Insurance — 4.9%
9,047	American Financial Group, Inc. (a)	1,184,795
9,917	Cincinnati Financial Corp. (a)	1,295,359
3,028	Everest Group Ltd. (a)	1,189,610
5,512	Reinsurance Group of America, Inc. (a)	1,242,570
22,466	Unum Group (a)	1,292,469
		6,204,803
	Interactive Media & Services — 1.1%
30,057	Shutterstock, Inc. (a)	1,329,120
	Machinery — 8.9%
11,310	AGCO Corp. (a)	1,067,890
7,898	Crane Co. (a)	1,266,997
14,371	Graco, Inc. (a)	1,222,254
5,634	IDEX Corp. (a)	1,174,576
8,793	ITT, Inc. (a)	1,243,858

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
6,078	Lincoln Electric Holdings, Inc. (a)	$1,248,482
20,518	Mueller Industries, Inc. (a)	1,455,547
4,282	Snap-on, Inc. (a)	1,229,062
21,353	Terex Corp. (a)	1,350,791
		11,259,457
	Marine Transportation — 1.0%
9,056	Matson, Inc. (a)	1,201,822
	Media — 2.0%
38,779	Interpublic Group of (The) Cos., Inc. (a)	1,247,521
12,628	Omnicom Group, Inc. (a)	1,238,049
		2,485,570
	Metals & Mining — 4.0%
20,994	Commercial Metals Co. (a)	1,261,739
4,051	Reliance, Inc. (a)	1,233,773
8,914	Steel Dynamics, Inc. (a)	1,187,523
119,126	SunCoke Energy, Inc. (a)	1,393,774
		5,076,809
	Oil, Gas & Consumable Fuels — 5.6%
23,487	California Resources Corp. (a)	1,208,171
13,861	Chesapeake Energy Corp. (a)	1,058,010
21,414	HF Sinclair Corp. (a)	1,102,179
45,917	Magnolia Oil & Gas Corp., Class A (a)	1,250,779
23,735	SM Energy Co. (a)	1,096,557
1,536	Texas Pacific Land Corp. (a)	1,297,766
		7,013,462
	Paper & Forest Products — 1.0%
17,167	Sylvamo Corp. (a)	1,265,380
	Professional Services — 3.8%
35,633	Genpact Ltd. (a)	1,235,396
12,101	Insperity, Inc. (a)	1,243,014
8,105	Jacobs Solutions, Inc. (a)	1,186,167
17,562	Robert Half, Inc. (a)	1,127,305
		4,791,882
	Semiconductors & Semiconductor Equipment — 0.8%
29,782	Amkor Technology, Inc. (a)	972,680
	Specialty Retail — 3.9%
30,826	Buckle (The), Inc. (a)	1,331,375
4,984	Dick’s Sporting Goods, Inc. (a)	1,078,288
45,679	Haverty Furniture Cos., Inc.	1,337,024
7,530	Williams-Sonoma, Inc. (a)	1,164,741
		4,911,428
	Technology Hardware, Storage & Peripherals — 1.6%
7,873	Dell Technologies, Inc., Class C (a)	895,003
8,950	NetApp, Inc. (a)	1,136,471
		2,031,474
	Textiles, Apparel & Luxury Goods — 3.6%
17,531	Carter’s, Inc. (a)	1,061,502
16,913	Kontoor Brands, Inc. (a)	1,186,447

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
6,256	Ralph Lauren Corp. (a)	$1,098,491
26,220	Steven Madden Ltd.	1,188,815
		4,535,255
	Trading Companies & Distributors — 1.1%
9,333	Boise Cascade Co. (a)	1,326,126
	Total Common Stocks	126,259,331
	(Cost $115,623,589)
MONEY MARKET FUNDS — 0.0%
32,085	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (b)	32,085
	(Cost $32,085)
	Total Investments — 100.1%	126,291,416
	(Cost $115,655,674)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.1)%
(44)	Russell 2000® Index	$(9,919,730)	$2,260.00	08/02/24	(125,840)
	(Premiums received $167,116)
	Net Other Assets and Liabilities — 0.0%				2,378
	Net Assets — 100.0%				$126,167,954

(a)	All or a portion of this security is held as collateral for the options written. At July 31, 2024, the value of these securities amounts to $7,368,275.
(b)	Rate shown reflects yield as of July 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$126,259,331	$126,259,331	$—	$—
Money Market Funds	32,085	32,085	—	—
Total Investments	$126,291,416	$126,291,416	$—	$—

LIABILITIES TABLE
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(125,840)	$(125,840)	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments
July 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Communications Equipment — 4.9%
11,699	Cisco Systems, Inc. (a)	$566,817
1,402	Motorola Solutions, Inc. (a)	559,286
20,491	Nokia Oyj, ADR (a)	80,325
10,097	Telefonaktiebolaget LM Ericsson, ADR	69,568
836	Ubiquiti, Inc. (a)	155,136
		1,431,132
	Diversified Telecommunication Services — 8.7%
29,858	AT&T, Inc. (a)	574,766
467	ATN International, Inc. (a)	13,856
15,903	BCE, Inc. (a)	536,408
2,596	Cogent Communications Holdings, Inc. (a)	183,252
1,731	Iridium Communications, Inc.	49,680
2,812	Orange S.A., ADR	31,241
7,688	Telefonica S.A., ADR (a)	34,903
2,071	Telkom Indonesia Persero Tbk PT, ADR (a)	36,947
33,071	TELUS Corp. (a)	533,766
13,221	Verizon Communications, Inc. (a)	535,715
		2,530,534
	Electronic Equipment, Instruments & Components — 5.1%
6,745	Amphenol Corp., Class A (a)	433,434
873	Avnet, Inc. (a)	46,933
239	Benchmark Electronics, Inc. (a)	11,441
629	CDW Corp. (a)	137,191
11,127	Corning, Inc. (a)	445,191
727	Methode Electronics, Inc. (a)	9,204
434	TD SYNNEX Corp. (a)	51,720
2,086	TE Connectivity Ltd. (a)	321,932
916	Vishay Intertechnology, Inc. (a)	22,268
		1,479,314
	Health Care Technology — 0.0%
43	Simulations Plus, Inc.	1,756
	Interactive Media & Services — 0.2%
1,182	Autohome, Inc., ADR (a)	29,479
423	Shutterstock, Inc. (a)	18,705
		48,184
	IT Services — 10.4%
1,137	Amdocs Ltd. (a)	99,453
3,800	Cognizant Technology Solutions Corp., Class A (a)	287,584
235	Hackett Group (The), Inc. (a)	6,411
5,063	Infosys Ltd., ADR (a)	112,044
13,042	International Business Machines Corp. (a)	2,505,890
		3,011,382
	Media — 2.1%
140	Cable One, Inc. (a)	57,873
13,590	Comcast Corp., Class A (a)	560,860
		618,733
	Professional Services — 1.3%
339	CSG Systems International, Inc. (a)	15,879

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
3,990	Dun & Bradstreet Holdings, Inc. (a)	$43,411
491	KBR, Inc. (a)	32,696
588	Leidos Holdings, Inc. (a)	84,907
252	Paycom Software, Inc.	42,031
244	Science Applications International Corp. (a)	30,353
1,585	SS&C Technologies Holdings, Inc. (a)	115,626
		364,903
	Semiconductors & Semiconductor Equipment — 34.2%
1,004	Amkor Technology, Inc. (a)	32,791
3,200	Analog Devices, Inc. (a)	740,416
2,129	Applied Materials, Inc. (a)	451,774
3,546	ASE Technology Holding Co., Ltd., ADR	35,531
16,379	Broadcom, Inc. (a)	2,631,778
421	KLA Corp. (a)	346,512
409	Kulicke & Soffa Industries, Inc. (a)	19,293
468	Lam Research Corp. (a)	431,140
4,013	Microchip Technology, Inc. (a)	356,274
1,761	Micron Technology, Inc. (a)	193,393
122	Monolithic Power Systems, Inc. (a)	105,297
1,647	NXP Semiconductors N.V. (a)	433,424
251	Power Integrations, Inc. (a)	18,333
5,332	QUALCOMM, Inc. (a)	964,825
1,991	Skyworks Solutions, Inc. (a)	226,217
180	STMicroelectronics N.V.	6,077
5,878	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (a)	974,572
9,212	Texas Instruments, Inc. (a)	1,877,498
3,556	United Microelectronics Corp., ADR (a)	29,764
169	Universal Display Corp. (a)	37,623
		9,912,532
	Software — 15.6%
510	A10 Networks, Inc. (a)	6,676
793	Adeia, Inc. (a)	9,318
595	Clear Secure, Inc., Class A	12,703
364	Dolby Laboratories, Inc., Class A (a)	28,669
5,448	Gen Digital, Inc. (a)	141,593
283	InterDigital, Inc. (a)	34,741
730	Intuit, Inc. (a)	472,565
5,242	Microsoft Corp. (a)	2,192,991
4,003	Open Text Corp. (a)	126,215
9,284	Oracle Corp. (a)	1,294,654
258	Progress Software Corp. (a)	15,067
249	Roper Technologies, Inc. (a)	135,643
330	SAP SE, ADR (a)	69,828
		4,540,663
	Technology Hardware, Storage & Peripherals — 13.9%
11,319	Apple, Inc. (a)	2,513,724
1,475	Dell Technologies, Inc., Class C (a)	167,678
15,914	Hewlett Packard Enterprise Co. (a)	316,848
12,468	HP, Inc. (a)	449,970

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
770	Logitech International S.A. (a)	$69,739
1,481	NetApp, Inc. (a)	188,057
2,725	Seagate Technology Holdings PLC (a)	278,413
3,818	Xerox Holdings Corp. (a)	41,101
		4,025,530
	Wireless Telecommunication Services — 3.3%
5,992	America Movil S.A.B. de C.V., ADR (a)	100,186
12,692	Rogers Communications, Inc., Class B (a)	490,546
3,276	Telephone and Data Systems, Inc. (a)	69,451
31,606	Vodafone Group PLC, ADR (a)	295,832
		956,015
	Total Common Stocks	28,920,678
	(Cost $26,470,245)
MONEY MARKET FUNDS — 0.2%
68,996	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (b)	68,996
	(Cost $68,996)
	Total Investments — 99.9%	28,989,674
	(Cost $26,539,241)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.2)%
	Call Options Written — (0.2)%
(68)	S&P 500® Mini Index	$(3,755,164)	$546.00	08/02/24	(57,868)
	(Premiums received $35,169)
	Net Other Assets and Liabilities — 0.3%				92,473
	Net Assets — 100.0%				$29,024,279

(a)	All or a portion of this security is held as collateral for the options written. At July 31, 2024, the value of these securities amounts to $2,909,125.
(b)	Rate shown reflects yield as of July 31, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$28,920,678	$28,920,678	$—	$—
Money Market Funds	68,996	68,996	—	—
Total Investments	$28,989,674	$28,989,674	$—	$—

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
LIABILITIES TABLE
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(57,868)	$(57,868)	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Dow Jones Internet & Target Income ETF (FDND)
Portfolio of Investments
July 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Broadline Retail — 12.1%
1,013	Amazon.com, Inc. (a) (b)	$189,411
699	eBay, Inc. (b)	38,871
		228,282
	Communications Equipment — 11.1%
274	Arista Networks, Inc. (a) (b)	94,955
197	Ciena Corp. (a) (b)	10,390
1,850	Cisco Systems, Inc. (b)	89,632
404	Juniper Networks, Inc. (b)	15,227
		210,204
	Entertainment — 7.6%
187	Netflix, Inc. (a) (b)	117,502
620	ROBLOX Corp., Class A (a) (b)	25,742
		143,244
	Financial Services — 4.3%
1,253	PayPal Holdings, Inc. (a) (b)	82,422
	Health Care Technology — 2.2%
218	Teladoc Health, Inc. (a) (b)	2,056
207	Veeva Systems, Inc., Class A (a) (b)	39,729
		41,785
	Hotels, Restaurants & Leisure — 12.1%
571	Airbnb, Inc., Class A (a) (b)	79,689
22	Booking Holdings, Inc.	81,730
385	DoorDash, Inc., Class A (a) (b)	42,627
668	DraftKings, Inc., Class A (a) (b)	24,683
		228,729
	Interactive Media & Services — 20.9%
553	Alphabet, Inc., Class A (b)	94,862
460	Alphabet, Inc., Class C (b)	79,649
364	Meta Platforms, Inc., Class A (b)	172,838
836	Pinterest, Inc., Class A (a) (b)	26,710
1,289	Snap, Inc., Class A (a) (b)	17,169
386	ZoomInfo Technologies, Inc. (a) (b)	4,385
		395,613
	IT Services — 8.3%
192	Akamai Technologies, Inc. (a) (b)	18,870
393	Cloudflare, Inc., Class A (a) (b)	30,457
211	GoDaddy, Inc., Class A (a) (b)	30,690
202	Okta, Inc. (a) (b)	18,976
448	Snowflake, Inc., Class A (a) (b)	58,410
		157,403
	Professional Services — 0.7%
75	Paycom Software, Inc.	12,509
	Software — 19.5%
242	Atlassian Corp., Class A (a) (b)	42,730
201	Box, Inc., Class A (a) (b)	5,652
381	Confluent, Inc., Class A (a) (b)	9,533
359	Datadog, Inc., Class A (a) (b)	41,802
291	DocuSign, Inc. (a) (b)	16,145

FT Vest Dow Jones Internet & Target Income ETF (FDND)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
323	Dropbox, Inc., Class A (a) (b)	$7,726
75	HubSpot, Inc. (a)	37,277
377	Marathon Digital Holdings, Inc. (a) (b)	7,416
316	Nutanix, Inc., Class A (a) (b)	15,961
384	Salesforce, Inc. (b)	99,379
157	Smartsheet, Inc., Class A (a) (b)	7,530
245	Workday, Inc., Class A (a) (b)	55,644
357	Zoom Video Communications, Inc., Class A (a) (b)	21,563
		368,358
	Specialty Retail — 1.0%
150	Carvana Co. (a) (b)	19,985
	Total Common Stocks	1,888,534
	(Cost $1,936,221)
MONEY MARKET FUNDS — 0.2%
4,168	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (c)	4,168
	(Cost $4,168)
	Total Investments — 100.0%	1,892,702
	(Cost $1,940,389)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.2)%
	Call Options Written — (0.2)%
(10)	Nasdaq-100 Micro Index (d) (e)	$(193,620)	$190.00	08/02/24	(4,080)
	(Premiums received $2,732)
	Net Other Assets and Liabilities — 0.2%				4,266
	Net Assets — 100.0%				$1,892,888

(a)	Non-income producing security.
(b)	All or a portion of this security is held as collateral for the options written. At July 31, 2024, the value of these securities amounts to $813,621.
(c)	Rate shown reflects yield as of July 31, 2024.
(d)
This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
July 31, 2024, investments noted as such are valued at $(4,080) or (0.2)% of net assets.

(e)	This investment’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

FT Vest Dow Jones Internet & Target Income ETF (FDND)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,888,534	$1,888,534	$—	$—
Money Market Funds	4,168	4,168	—	—
Total Investments	$1,892,702	$1,892,702	$—	$—

LIABILITIES TABLE
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,080)	$—	$—	$(4,080)

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Exchange-Traded Fund IV
Additional Information
July 31, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.